Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2040 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2040 Fund - Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Freedom 2040 Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,853
Fidelity Advisor Freedom 2040 Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Freedom 2040 Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Freedom 2040 Fund - Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798